Income taxes - Schedule of Components of Income Tax Expense by Applying Weighted-Average Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Pre-tax (loss) income	$ (131,854)	$ 118,953	$ 85,169
Weighted-average statutory income tax rate	22.90%	36.60%	42.70%
Income tax (benefit) expense at weighted-average statutory tax rate on pre-tax income (loss)	$ (30,226)	$ 43,488	$ 36,354
Change in valuation allowance	2,958	(24,864)	(24,307)
Expiration and changes in tax loss carryforwards	13,820	17,799	18,599
Venezuelan remeasurement and inflationary impacts	1,682	1,743	16,857
Non-taxable income and non-deductible expenses	12,092	7,545	10,085
Tax benefits	(1,701)	(9,667)	(11,403)
Income taxes withholdings on intercompany transactions	6,515	5,005	7,723
Differences including exchange rate, inflation adjustment and filing differences	6,684	(5,291)	(2,574)
Alternative Taxes	2,054	658	(1,283)
Others	3,654	2,421	(1,915)
Income tax expense	$ 17,532	$ 38,837	$ 48,136